Schedule of Accrued Expenses (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued payroll	$ 410,627	$ 261,044	$ 266,230
Accrued withholding taxes and employee benefits	24,557	9,162	18,889
Accrued ICA fees and contributions	158,985	129,856	200,335
Accrued interest	83,992	57,700	65,081
Accrued expenses	$ 678,161	$ 457,762	$ 550,535